CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Millions, except Share data in Thousands, unless otherwise specified	Total	Common Shares Outstanding	Preferred Stock	Additional Paid-In Capital	Reserve for ESOP Debt Retirement	Accumulated Other Comprehensive Income (loss)	Treasury Stock	Retained Earnings	Noncontrolling Interest
BEGINNING BALANCE at Jun. 30, 2010	$ 61,439	$ 4,008	$ 1,277	$ 61,697	$ (1,350)	$ (7,822)	$ (61,309)	$ 64,614	$ 324
BEGINNING BALANCE (in shares) at Jun. 30, 2010		2,843,471
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	11,927							11,797	130
Other Comprehensive Income (Loss), Net of Tax	5,768					5,768
Dividends to shareholders:
Common	(5,534)							(5,534)
Preferred dividends, net of tax benefits	(233)							(233)
Treasury purchases (in shares)		(112,729)
Treasury purchases	(7,039)						(7,039)
Employee plan issuances (in shares)		29,729
Employee plan issuances	1,735			702			1,033
Preferred stock conversions (in shares)		5,266
Preferred stock conversions	0		(43)	6			37
ESOP debt impacts	31				(7)			38
Noncontrolling interest	(93)								(93)
ENDING BALANCE at Jun. 30, 2011	68,001	4,008	1,234	62,405	(1,357)	(2,054)	(67,278)	70,682	361
ENDING BALANCE (in shares) at Jun. 30, 2011		2,765,737
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	10,904							10,756	148
Other Comprehensive Income (Loss), Net of Tax	(7,279)					(7,279)
Dividends to shareholders:
Common	(5,883)							(5,883)
Preferred dividends, net of tax benefits	(256)							(256)
Treasury purchases (in shares)		(61,826)
Treasury purchases	(4,024)						(4,024)
Employee plan issuances (in shares)		39,546
Employee plan issuances	2,215			550			1,665
Preferred stock conversions (in shares)		4,576
Preferred stock conversions	0		(39)	6			33
ESOP debt impacts	50							50
Noncontrolling interest	307			220					87
ENDING BALANCE at Jun. 30, 2012	64,035	4,008	1,195	63,181	(1,357)	(9,333)	(69,604)	75,349	596
ENDING BALANCE (in shares) at Jun. 30, 2012		2,748,033
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	11,402							11,312	90
Other Comprehensive Income (Loss), Net of Tax	1,834					1,834
Dividends to shareholders:
Common	(6,275)							(6,275)
Preferred dividends, net of tax benefits	(244)							(244)
Treasury purchases (in shares)		(84,234)
Treasury purchases	(5,986)						(5,986)
Employee plan issuances (in shares)		70,923
Employee plan issuances	3,926	1		352			3,573
Preferred stock conversions (in shares)		7,605
Preferred stock conversions	0		(58)	7			51
ESOP debt impacts	60				5			55
Noncontrolling interest	(43)			(2)					(41)
ENDING BALANCE at Jun. 30, 2013	$ 68,709	$ 4,009	$ 1,137	$ 63,538	$ (1,352)	$ (7,499)	$ (71,966)	$ 80,197	$ 645
ENDING BALANCE (in shares) at Jun. 30, 2013		2,742,327